UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street  Omaha, Nebraska    68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 9/30/12

Item 1.  Reports to Stockholders.

Annual Report

September 30, 2012

1-855-527-2363

www.patriotfund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Patriot Fund

Shareholder Letter

September 30, 2012

The Patriot Fund (the "Fund") began trading on March 1, 2012. The Fund is a large cap domestic equity portfolio that attempts to provide long-term capital appreciation while maintaining a ‘terror-free’ investment mandate. The Patriot Fund was created to give individual investors the same opportunity to divest their portfolios of companies operating in nations designated as state sponsors of terrorism that institutions have had for years. The Adviser believes that divestment, in addition to being a patriotic act, can help minimize global security risk in a portfolio. The Patriot Fund employs Ascendant’s proprietary investment process that is based on a bottom up, quantitative approach to investment research and security selection. Although the process is primarily quantitative, the most attractive opportunities are evaluated for qualitative considerations before portfolios are constructed or sell decisions are made.

Since inception through September 30, 2012 the Fund’s Class I (TRFTX) returned 5.30%.  Top performing Sectors were Materials, Health Care, and Telecommunications Services.  Bottom performing Sectors were Industrials, Energy and Utilities.

Our concerns for the coming year include the looming fiscal, monetary and political issues our country faces.  We believe that a diversified portfolio built by using a consistently applied process to identify relative value stocks with strong earnings growth and momentum is the best approach to managing the various risk factors investors face.

Regards,

Todd Smurl, CFA

Portfolio Manager

1763-NLD-11/02/2012

PATRIOT FUND

PORTFOLIO REVIEW (Unaudited)

September 30, 2012

The Fund’s performance figures* for the period ending September 30, 2012, compared to its benchmark:

Inception** - September 30, 2012
Patriot Fund – Class A	5.10%
Patriot Fund – Class A with load	(0.94)%
Patriot Fund – Class C	4.80%
Patriot Fund – Class I	5.30%
S&P 500 Total Return Index	6.17%

*

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   The Fund’s total annual operating expenses are 2.00% for Class A shares, 2.75% for Class C shares and 1.75% for Class I shares per the January 9, 2012 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-527-2363 (1-855-5ASCEND).

** Inception date is March 1, 2012

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

Comparison of the Change in Value of a $10,000 Investment

PATRIOT FUND

PORTFOLIO REVIEW (Unaudited) (Continued)

September 30, 2012

              The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Consumer, Non-cyclical	23.6%
Financial	14.4%
Consumer, Cyclical	14.2%
Technology	13.4%
Industrial	12.5%
Energy	12.0%
Communications	6.4%
Basic Materials	1.2%
Other, Cash & Cash Equivalents	2.3%
100.0%

PATRIOT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2012
	Shares		Value
		COMMON STOCKS - 97.7%
		AGRICULTURE - 3.4%
	3,455	Philip Morris International, Inc.	$ 310,743

		BANKS - 6.2%
	8,016	BB&T Corp.	265,811
	6,638	Northern Trust Corp.	308,103
			573,914
		CHEMICALS - 1.2%
	485	CF Industries Holdings, Inc.	107,786

		COMMERCIAL SERVICES - 3.5%
	728	Mastercard, Inc. - Class A	328,677

		COMPUTERS - 3.9%
	540	Apple, Inc.	360,320

		DIVERSIFIED FINANCIAL SERVICES - 2.9%
	4,773	American Express Co.	271,393

		ELECTRONICS - 2.2%
	3,400	Thermo Fisher Scientific, Inc.	200,022

		FOOD - 2.9%
	9,729	ConAgra Foods, Inc.	268,423

		HEALTHCARE-SERVICES - 2.2%
	3,734	UnitedHealth Group, Inc.	206,901

		HOUSEHOLD PRODUCTS & WARES- 2.7%
	2,969	Kimberly-Clark Corp.	254,681

		INSURANCE - 5.3%
	4,208	ACE Ltd.	318,125
	5,070	MetLife, Inc.	174,712
			492,837
		INTERNET - 3.2%
	400	Google Inc. - Class A *	301,800

		MACHINERY-DIVERSIFIED - 5.7%
	2,477	Cummins, Inc.	228,404
	3,636	Deere & Co.	299,934
			528,338
		MISCELLANEOUS MANUFACTURING - 3.1%
	12,777	General Electric Co.	290,166
See accompanying notes to financial statements.
PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012
	Shares		Value
		OIL & GAS - 11.9%
	2,520	Chevron Corp.	$ 293,731
	11,582	Denbury Resources, Inc. *	187,165
	3,127	Exxon Mobil Corp.	285,964
	7,385	Phillips 66	342,442
			1,109,302
		PHARMACEUTICALS - 8.9%
	6,771	Eli Lilly & Co.	321,013
	5,872	Merck & Co., Inc.	264,827
	9,595	Pfizer, Inc.	238,436
			824,276
		RETAIL - 14.2%
	6,061	CVS Caremark Corp.	293,474
	8,078	Foot Locker, Inc.	286,769
	5,203	Gap, Inc. (The)	186,163
	4,967	Home Depot, Inc.	299,858
	5,599	TJX Cos Inc.	250,779
			1,317,043
		SEMICONDUCTORS - 3.0%
	7,901	Intel Corp.	179,195
	1,627	QUALCOMM, Inc.	101,671
			280,866
		SOFTWARE - 6.5%
	7,676	CA, Inc.	197,772
	3,394	Fiserv, Inc. *	251,258
	5,332	Microsoft Corp.	158,787
			607,817
		TELECOMMUNICATIONS - 3.2%
	7,834	AT&T, Inc.	295,342

		TRANSPORTATION - 1.6%
	2,271	Norfolk Southern Corp.	144,504

		TOTAL COMMON STOCKS (Cost $8,522,505)	9,075,151

		SHORT-TERM INVESTMENT - 2.4%
	226,338	Dreyfus Cash Management, 0.07%** (Cost $226,338)	226,338

		TOTAL INVESTMENTS - 100.1% (Cost $8,748,843) (a)	$ 9,301,489
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(11,574)
		NET ASSETS - 100.0%	$ 9,289,915

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,767,389 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 644,798
		Unrealized Depreciation:	(110,698)
		Net Unrealized Appreciation:	$ 534,100
*	Non-income producing security
**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2012.

See accompanying notes to financial statements.

PATRIOT FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012

ASSETS
Investment in securities at value (identified cost $8,748,843)	$ 9,301,489
Dividends and interest receivable	15,513
Prepaid expenses and other assets	3,228
TOTAL ASSETS	9,320,230

LIABILITIES
Investment advisory fees payable	3,012
Distribution (12b-1) fees payable	208
Fees payable to other affiliates	6,494
Accrued expenses and other liabilities	20,601
TOTAL LIABILITIES	30,315
NET ASSETS	$ 9,289,915

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 8,874,920
Accumulated net realized loss from security transactions	(137,651)
Net unrealized appreciation on investments	552,646
NET ASSETS	$ 9,289,915

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 746,681
Shares of beneficial interest outstanding	71,058
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 10.51
Maximum offering price per share (maximum sales charge of 5.75%) (b)	$ 11.15

Class C Shares:
Net Assets	$ 36,988
Shares of beneficial interest outstanding	3,529
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 10.48

Class I Shares:
Net Assets	$ 8,506,246
Shares of beneficial interest outstanding	807,846
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 10.53

(a)	Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Redemption of shares held less than 30 days may be assessed a redemption fee of 2.00%
(b)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See accompanying notes to financial statements.

PATRIOT FUND
STATEMENT OF OPERATIONS
For the Period Ended September 30, 2012**

INVESTMENT INCOME
Dividends (less foreign tax withholding of $309)	$ 81,891
Interest	280
TOTAL INVESTMENT INCOME	82,171

EXPENSES
Investment advisory fees	54,087
Distribution (12b-1) fees:
Class A	558
Class C	138
Administrative services fees	33,257
Professional fees	24,181
Printing and postage expenses	10,848
Registration fees	10,224
Transfer agent fees	10,174
Compliance officer fees	3,937
Trustees fees and expenses	3,191
Custodian fees	2,926
Insurance expense	146
Other expenses	4,841
TOTAL EXPENSES	158,508

Less: Fees waived and expenses reimbursed by the Adviser	(74,238)

NET EXPENSES	84,270
NET INVESTMENT LOSS	(2,099)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(137,651)

Net change in unrealized appreciation on investments	552,646

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	414,995

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 412,896

** The Patriot Fund commenced operations on March 1, 2012

See accompanying notes to financial statements.

PATRIOT FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30,
2012**
FROM OPERATIONS
Net investment loss	$ (2,099)
Net realized loss from security transactions	(137,651)
Net change in unrealized appreciation on investments	552,646
Net increase in net assets resulting from operations	412,896

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	789,720
Class C	35,010
Class I	8,187,400
Redemption fee proceeds:
Class A	6
Class C	1
Class I	145
Payments for shares redeemed:
Class A	(78,300)
Class C	-
Class I	(56,963)
Net increase in net assets resulting from shares of beneficial interest	8,877,019

TOTAL INCREASE IN NET ASSETS	9,289,915

NET ASSETS
Beginning of Period	-
End of Period*	$ 9,289,915
*Includes undistributed net investment income of:	$ -

SHARE ACTIVITY
Class A:
Shares Sold	78,878
Shares Redeemed	(7,820)
Net increase in shares of beneficial interest outstanding	71,058

Class C:
Shares Sold	3,529
Net increase in shares of beneficial interest outstanding	3,529

Class I:
Shares Sold	813,399
Shares Redeemed	(5,553)
Net increase in shares of beneficial interest outstanding	807,846

** The Patriot Fund commenced operations on March 1, 2012

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

Period Ended September 30, 2012 (1)	Class A		Class C		Class I
Net asset value, beginning of period	$ 10.00		$ 10.00		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.02)		(0.06)		(0.00)	(8)
Net realized and unrealized
gain on investments	0.53		0.54		0.53
Total from investment operations	0.51		0.48		0.53

Paid-in-Capital From Redemption Fees (2)	0.00	(8)	0.00	(8)	0.00	(8)

Net asset value, end of period	$ 10.51		$ 10.48		$ 10.53

Total return (3)	5.10%	(7)	4.80%	(7)	5.30%	(7)

Net assets, at end of period (000s)	$ 747		$ 37		$ 8,506

Ratio of gross expenses to average
net assets (4)(6)	4.32%	(5)	5.07%	(5)	4.07%	(5)
Ratio of net expenses to average
net assets (6)	2.40%	(5)	3.15%	(5)	2.15%	(5)
Ratio of net investment loss
to average net assets (6)	(0.28)%	(5)	(1.03)%	(5)	(0.03)%	(5)

Portfolio Turnover Rate	34%	(7)	34%	(7)	34%	(7)

(1)	The Patriot Fund's Class A, Class C and Class I shares commenced operations on March 1, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2012

1.

ORGANIZATION

The Patriot Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund’s investment objective is to seek growth of capital.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,075,151	$ -	$ -	$ 9,075,151
Short-Term Investment	226,338	-	-	226,338
Total	$ 9,301,489	$ -	$ -	$ 9,301,489

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

3.

INVESTMENT TRANSACTIONS

For the period ended September 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $11,013,970 and $2,353,814 respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Ascendant Advisors, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.40% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.40% per annum of Class A average daily net assets, 3.15% per annum for Class C average daily net assets, and 2.15% per annum for Class I average daily net assets.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than 2.40%, 3.15% and 2.15% of average daily net assets, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.40%, 3.15% and 2.15% of average daily net assets for Class A, Class C and Class I, respectively. If the Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed 2.40%, 3.15% and 2.15% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

As of September 30, 2012, the Advisor has $74,238 of waived/reimbursed expenses that may be recovered no later than September 30, 2015.

During the period ended September 30, 2012, AWM Services, LLC, a registered broker/dealer and an affiliate of the Fund executed trades on behalf of the Fund.  AWM Services, LLC received $10,522 in brokerage commissions.

Distributor- The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A and C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. On sales of Class A shares for the period ended September 30, 2012, the Distributor received $15,284 from front-end sales charge of which $2,409 was retained by the underwriter or other affiliated broker-dealers.

Trustees- Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”)- GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Funds.

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the year ended September 30, 2012, the Patriot Fund assessed $152 in redemption fees.

           6. TAX COMPONENTS OF CAPITAL

As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
Ordinary	Long-Term	Carry	& Late Year	Appreciation/	Accumulated
Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (119,105)	$ -	$ 534,100	$ 414,995

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales.

At September 30, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$ 119,105	$ -	$ 119,105	Non-Expiring

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, resulted in reclassification for the period ended September 30, 2012 as follows:

Paid in	Accumulated Net	Accumulated Net Realized
Capital	Investment Loss	Gain/(Loss) from Investment
$ (2,099)	$ 2,099	$ -

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

PATRIOT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Patriot Fund and

Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of The Patriot Fund, a series of shares of beneficial interest of Northern Lights Fund Trust (the "Fund"), including the portfolio of investments, as of September 30, 2012, and the related statements of operations and changes in net assets and the financial highlights for the period March 1, 2012 (commencement of operations) through September 30, 2012.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2012 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Patriot Fund as of September 30, 2012, and the results of its operations, the changes in its net assets and its financial highlights for the period March 1, 2012 through September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

November 29, 2012

PATRIOT FUND

EXPENSE EXAMPLES (Unaudited)

September 30, 2012

As a shareholder of the Patriot Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Patriot Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 through September 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Patriot Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period* 4/1/12 – 9/30/12	Expense Ratio During Period** 4/1/12 – 9/30/12
Class A	$1,000.00	$1,032.40	$12.19	2.40%
Class C	1,000.00	1,029.50	15.98	3.15
Class I	1,000.00	1,034.40	10.93	2.15

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period* 4/1/12 – 9/30/12	Expense Ratio During Period** 4/1/12 – 9/30/12
Class A	$1,000.00	$1,013.00	$12.08	2.40%
Class C	1,000.00	1,009.25	15.82	3.15
Class I	1,000.00	1,014.25	10.83	2.15

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**Annualized.

PATRIOT FUND

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2012

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130, unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Anthony J. Hertl Born in 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	97

AdvisorOne Funds (12 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011) and Global Real Estate Fund; Northern Lights Variable Trust (since 2006)

Gary W. Lanzen Born in 1954	Trustee Since 2005	Founder and President, Orizon Investment Counsel, LLC (since 2000); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	100

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	100	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Michael Miola*** Born in 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003).	97	AdvisorOne Funds (12 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006)
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-527-2363.

7/31/12-Vs 1

PATRIOT FUND

SUPPLEMENTAL  INFORMATION (Unaudited) (Continued)

September 30, 2012

Approval of Advisory Agreement –Patriot Fund

In connection with a regular meeting held on November 18, 2011, the Board of Trustees (the “Board” or “Trustees”) of the Northern Lights Fund Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Ascendant Advisors, LLC (the "Adviser") and the Trust, on behalf of the Patriot Fund (the "Fund"). In considering the proposed Advisory Agreement, the Board had previously received materials specifically relating to the Advisory Agreement from the Adviser. A representative of the Adviser presented information regarding the Fund, the Adviser and the Advisory Agreement to the Board; discussed the Adviser’s client base and assets under management; and was available to answer questions from the Trustees.

In their consideration of the proposed Advisory Agreement, the Board did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment objective and investment strategies.  The Trustees then discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its Fund management personnel. The Board then considered financial information about the firm provided by the Adviser. The Trustees, including the Independent Trustees, concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  Additionally, the Board noted that the other Ascendant Funds had only recently commenced operations and consequently could not provide meaningful investment performance information.  The Board also noted that the adviser did not have accounts that are substantially similar to the proposed Fund to provide investment performance information.  The Board, including the Independent Trustees, concluded the proposed investment strategy and the adviser's investment process suggests it is qualified to manage the Fund.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.40% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund's advisory fee, while above average, is in a range of reasonable

PATRIOT FUND

SUPPLEMENTAL  INFORMATION (Unaudited) (Continued)

September 30, 2012

fees when compared to a group of similar, but not identical, funds that employ environmental-, social-, or governance-based investment strategies.  The Trustees further noted that because the Fund will employ a novel investment strategy no identical comparison was available but that proposed advisory fees were acceptable in light of the services the Fund expected to receive from the Adviser.  The Board also noted the Fund's projected total expenses, after taking into account the effect of an expense limitation to be provided by the Adviser, were slightly above the upper end of the range of fees when compared to the level of fees paid by a reference group of other similarly managed mutual funds, but concluded that the advisory fee was reasonable in light of the distinctive nature of the Fund and its strategies.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there will be economies of scale with respect to the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board, including the Independent Trustees that based on the anticipated size of the Fund for the initial two years of the Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.   They also considered that there were no ancillary profits to be realized by the Adviser from other activities related to the Fund. The Trustees, including the Independent Trustees, also noted that any forecast of profits is speculative.  The Trustees concluded that because of the Fund's expected asset level and the additional expenses to be incurred by the Adviser related to its management process, the Board was satisfied that the Adviser's level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure of the Fund is reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-527-2363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-527-2363.

INVESTMENT ADVISER

Ascendant Advisors, LLC

Four Oaks Place

1330 Post Oaks Blvd., Suite 1550

Houston, TX 77056

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $11,500

(b)

Audit-Related Fees

2012 – None

(c)

Tax Fees

2012 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/7/12

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/7/12